Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Share capital	Share premium	Reserve for share-based payment transactions	Adjustments arising from translating financial statements from functional currency to presentation currency	Accumulated deficit	Total
Beginning Balance at Dec. 31, 2016		$ 149	$ 57,502	$ 2,872	$ (2,188)	$ (48,048)	$ 10,287
Statement Line Items [Line Items]
Net loss and total comprehensive loss						(7,054)	(7,054)
Issuance of shares, net	[1]	22	8,423				8,445
Expiration of share options			26	(26)
Cost of share-based payment				1,043			1,043
Ending Balance at Dec. 31, 2017		171	65,951	3,889	(2,188)	(55,102)	12,721
Statement Line Items [Line Items]
Net loss and total comprehensive loss						(6,479)	(6,479)
Expiration of share options			1,242	(1,242)
Cost of share-based payment				710			710
Ending Balance at Dec. 31, 2018		171	67,193	3,357	(2,188)	(61,581)	6,952
Statement Line Items [Line Items]
Net loss and total comprehensive loss						(10,328)	(10,328)
Issuance of shares, net	[2]	62	26,271				26,333
Expiration of share options			185	(185)
Cost of share-based payment				1,263			1,263
Ending Balance at Dec. 31, 2019		$ 233	$ 93,649	$ 4,435	$ (2,188)	$ (71,909)	$ 24,220

[1]	Net of issuance expenses of $ 133.
[2]	Net of issuance expenses of $ 2,290.